OFI Global Asset Management, Inc.

225 Liberty Street

New York, NY 10281-1008

May 31, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Portfolio Series (the "Registrant")
Reg. No. 333-121449; File No. 811-21686

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on May 25, 2017.

Sincerely,

/s/ Emily Ast
Emily Ast
Vice-President and
Associate General Counsel
212.323.5086
east@ofiglobal.com

cc:	Kramer Levin Naftalis & Frankel LLP
KPMG LLP
Taylor V. Edwards, Esq.
Gloria LaFond